PROP acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Summary of Business Combination
The total consideration paid and the final purchase price allocation over the fair value of assets and liabilities acquired at the date of acquisition are as follows:

Total consideration	$35.2

Fair value of assets acquired and liabilities assumed
Working capital (1)	$4.4
Property, plant and equipment	32.9
Decommissioning liability	(2.1)

Net assets	$35.2

(1)	Includes cash of $1.6 million.